Retained earnings (Tables)	12 Months Ended
Sep. 30, 2024
Retained earnings
Summary of retained earnings

	2024	2023	2022
	$'000	$'000	$'000
At 1 October	(277,533)	(207,140)	(272,215)
Profit/(Loss) for the year	(54,581)	(70,393)	65,075
At 30 September	(332,114)	(277,533)	(207,140)